Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

Collection Period Start	1-Aug-17	Distribution Date	15-Sep-17
Collection Period End	31-Aug-17	30/360 Days	30
Beg. of Interest Period	15-Aug-17	Actual/360 Days	31
End of Interest Period	15-Sep-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	199,574,195.46	175,693,126.56	0.1967763
Total Securities		892,857,285.72	199,574,195.47	175,693,126.57	0.1967763
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	197,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.400000%	252,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.580000%	75,000,000.00	56,716,909.75	32,835,840.85	0.4378112
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	23,881,068.90	74,677.26	318.4142520	0.9956968
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,881,068.90	74,677.26

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

I. COLLECTIONS

Lease Payments: (Lease SUBI)
Monthly Principal	2,959,049.91
Monthly Interest	1,036,491.49

Total Monthly Payments	3,995,541.40
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	138,754.72
Aggregate Sales Proceeds Advance	9,205,616.84

Total Advances	9,344,371.56
Vehicle Disposition Proceeds:
Reallocation Payments	19,919,398.55
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	4,698,402.13
Excess Wear and Tear and Excess Mileage	286,546.78
Remaining Payoffs	0.00
Net Insurance Proceeds	228,751.65
Residual Value Surplus	722,943.65

Total Collections	39,195,955.72

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	11,687,817.27			850
Involuntary Repossession	52,053.00			6
Voluntary Repossession	76,671.00			4
Full Termination	8,057,425.28			726
Bankruptcty	45,432.00			4
Insurance Payoff		227,285.66		13
Customer Payoff			292,329.41	20
Grounding Dealer Payoff			3,336,249.40	210
Dealer Purchase			745,828.86	40

Total	19,919,398.55	227,285.66	4,374,407.67	1,873

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	11,880	233,779,459.20	7.00000%	199,574,195.46
Total Depreciation Received		(3,597,734.77)		(2,875,759.16)
Principal Amount of Gross Losses	(27)	(460,704.41)		(394,858.88)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(728)	(12,388,588.29)		(10,286,628.11)
Scheduled Terminations	(827)	(12,125,135.08)		(10,323,822.75)

Pool Balance—End of Period	10,298	205,207,296.65		175,693,126.56
Remaining Pool Balance
Lease Payment				21,436,975.55
Residual Value				154,256,151.01

Total				175,693,126.56

III. DISTRIBUTIONS

Total Collections				39,195,955.72
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				39,195,955.72
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				234,054.66
3. Reimbursement of Sales Proceeds Advance				13,188,264.19
4. Servicing Fee:
Servicing Fee Due				166,311.83
Servicing Fee Paid				166,311.83
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				13,588,630.68

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	74,677.26
Class A-4 Notes Monthly Interest Paid	74,677.26
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	74,677.26
Total Note and Certificate Monthly Interest Paid	74,677.26
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	25,532,647.78
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,881,068.90
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	23,881,068.90
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,651,578.88
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	4,464,286.43
Required Reserve Account Amount	13,392,859.29
Beginning Reserve Account Balance	13,392,859.29
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	13,392,859.29
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	1,651,578.88
Gross Reserve Account Balance	15,044,438.17
Remaining Available Collections Released to Seller	1,651,578.88
Total Ending Reserve Account Balance	13,392,859.29

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.78
Monthly Prepayment Speed			106%
Lifetime Prepayment Speed			67%

		$	units
Recoveries of Defaulted and Casualty Receivables		428,079.31
Securitization Value of Defaulted Receivables and Casualty Receivables		394,858.88	27
Aggregate Defaulted and Casualty Gain (Loss)		33,220.43
Pool Balance at Beginning of Collection Period		199,574,195.46
Net Loss Ratio
Current Collection Period		0.0166%
Preceding Collection Period		0.0108%
Second Preceding Collection Period		0.0438%
Third Preceding Collection Period		-0.0517%
Cumulative Net Losses for all Periods		0.1981%	1,768,512.69

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.75%	1,504,260.52	108
61-90 Days Delinquent	0.33%	655,126.56	42
91-120+ Days Delinquent	0.11%	217,094.20	10
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	1.19%	2,376,481.28	160

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

60+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.44%	0.44%
Preceding Collection Period	0.29%	0.29%
Second Preceding Collection Period	0.25%	0.28%
Third Preceding Collection Period	0.24%	0.28%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	19,745,242.55	1,576
Securitization Value	20,431,894.11	1,576

Aggregate Residual Gain (Loss)	(686,651.56)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	316,831,187.00	23,998
Cumulative Securitization Value	339,512,992.92	23,998

Cumulative Residual Gain (Loss)	(22,681,805.92)

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	18,413,586.09
Reimbursement of Outstanding Advance	13,188,264.19
Additional Advances for current period	9,205,616.84

Ending Balance of Residual Advance	14,430,938.74

Beginning Balance of Payment Advance	495,860.49
Reimbursement of Outstanding Payment Advance	234,054.66
Additional Payment Advances for current period	138,754.72

Ending Balance of Payment Advance	400,560.55

NISSAN AUTO LEASE TRUST 2015-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO